UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05715
                                                    -----------

             The Gabelli Convertible and Income Securities Fund Inc.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
              ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                      ------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                              --------------

                    Date of reporting period: March 31, 2007
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                            [LOGO OMITTED]
                                                            THE GABELLI
                                                            CONVERTIBLE AND
                                                            INCOME SECURITIES
                                                            FUND INC.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.

                              First Quarter Report
                                 March 31, 2007







TO OUR SHAREHOLDERS,

      During the first quarter of 2007, The Gabelli Convertible and Income Securities Fund's (the "Fund") total return was up 2.58% on a net asset value ("NAV") basis while the Standard & Poor's ("S&P") 500 Index, the Lehman Government/Corporate Bond Index, and the Lipper Convertible Securities Fund Average gained 0.64%, 1.47%, and 2.61%, respectively. The Fund's market price on March 31, 2007 was $9.12, which equated to a 9.62% premium to its NAV of $8.32 at the end of the quarter. The Fund's market price, adjusted for distributions, was up 4.19% during the first quarter of 2007.

      Enclosed is the investment portfolio as of March 31, 2007.

COMPARATIVE RESULTS
----------------------------------------------------------------------------------------------------------------------

                                 AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2007 (A)
                                 -------------------------------------------------
                                                                                                               Since
                                                                                                             Inception
                                                     Quarter   1 Year   3 Year    5 Year   10 Year  15 Year (07/03/89)
                                                     -------   ------   ------    ------   -------  ------- ----------
  GABELLI CONVERTIBLE AND INCOME SECURITIES FUND
    NAV TOTAL RETURN (B)...........................   2.58%    12.50%     8.12%     6.42%   6.71%    7.49%    7.94%
    INVESTMENT TOTAL RETURN (C) ...................   4.25      8.31      2.37      5.39    9.35      N/A(D)  7.78(D)
  S&P 500 Index....................................   0.64     11.82     10.05      6.26    8.20    10.87    11.16(e)
  Lehman Bros. Gov't/Corporate Bond Index..........   1.47      6.38      2.90      5.57    6.51     6.78     7.25(e)
  Lipper Convertible Securities Fund Average.......   2.61      8.26      7.39      8.19    8.03     9.53     9.85(e)

  (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED MARKET VALUE WEIGHTED INDEX THAT TRACKS THE TOTAL RETURN PERFORMANCE OF FIXED RATE, PUBLICLY PLACED, DOLLAR DENOMINATED OBLIGATIONS. THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF OPEN-END MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS AND INTEREST OR INCOME ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
  (b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE, REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE, ADJUSTMENTS FOR RIGHTS OFFERINGS, AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $10.00.
  (c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE, REINVESTMENT OF DISTRIBUTIONS, AND ADJUSTMENTS FOR RIGHTS OFFERINGS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $11.25.
  (d) THE FUND CONVERTED TO CLOSED-END STATUS ON MARCH 31, 1995 AND HAD NO OPERATING HISTORY ON THE NEW YORK STOCK EXCHANGE PRIOR TO THAT DATE.
  (e) FROM JUNE 30, 1989, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2007 (UNAUDITED)

    PRINCIPAL                                          MARKET
     AMOUNT                                            VALUE
    ---------                                         -------
               CONVERTIBLE CORPORATE BONDS -- 29.8%
               AEROSPACE -- 2.6%
 $   830,000   GenCorp Inc., Sub. Deb. Cv.,
                 5.750%, 04/15/07...................$    859,050
   3,038,000   Kaman Corp., Sub. Deb. Cv.,
                 6.000%, 03/15/12...................   3,091,165
                                                    ------------
                                                       3,950,215
                                                    ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 6.2%
   6,600,000   Standard Motor Products Inc.,
                 Sub. Deb. Cv.,
                 6.750%, 07/15/09...................   6,468,000
   3,000,000   The Pep Boys - Manny, Moe & Jack, Cv.,
                 4.250%, 06/01/07...................   3,007,500
                                                    ------------
                                                       9,475,500
                                                    ------------
               BROADCASTING -- 4.0%
   4,800,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv.,
                 6.000%, 09/15/12...................   4,698,000
   1,500,000   Sinclair Broadcast Group Inc.,
                 Sub. Deb. Cv. (STEP),
                 4.875%, 07/15/18...................   1,483,125
                                                    ------------
                                                       6,181,125
                                                    ------------
               BUSINESS SERVICES -- 0.0%
     900,000   BBN Corp., Sub. Deb. Cv.,
                 6.000%, 04/01/12+ (a)(d)...........           0
                                                    ------------
               CABLE -- 0.0%
     400,000   Adelphia Communications Corp.,
                 Sub. Deb. Cv.,
                 3.250%, 05/01/21+ (d)..............       3,600
                                                    ------------
               COMMUNICATIONS EQUIPMENT -- 7.2%
   3,000,000   Agere Systems Inc., Sub. Deb. Cv.,
                 6.500%, 12/15/09...................   3,086,250
   2,000,000   Lucent Technologies Inc.,
                 Sub. Deb. Cv.,
                 8.000%, 08/01/31...................   2,000,000
   6,000,000   Nortel Networks Corp., Cv.,
                 4.250%, 09/01/08...................   5,955,000
                                                    ------------
                                                      11,041,250
                                                    ------------
               CONSUMER PRODUCTS -- 0.1%
     100,000   Church & Dwight Co. Inc., Deb. Cv.,
                 5.250%, 08/15/33 (b)...............     168,250
   1,500,000   Pillowtex Corp., Sub. Deb. Cv.,
                 9.000%, 12/15/07+ (a)(d)...........           0
                                                    ------------
                                                         168,250
                                                    ------------

  PRINCIPAL                                            MARKET
   AMOUNT                                              VALUE
  ---------                                           -------
               DIVERSIFIED INDUSTRIAL -- 0.6%
 $ 1,400,000   Roper Industries Inc., Cv. (STEP),
                 1.481%, 01/15/34...................$    990,500
                                                    ------------
               ELECTRONICS -- 0.0%
      10,000   Artesyn Technologies Inc.,
                 Sub. Deb. Cv.,
                 5.500%, 08/15/10 (b)...............      13,691
                                                    ------------
               ENERGY AND UTILITIES -- 0.9%
     500,000   Devon Energy Corp., Deb. Cv.,
                 4.950%, 08/15/08...................     699,375
     257,000   Moran Energy Inc., Sub. Deb. Cv.,
                 8.750%, 01/15/08...................     267,280
     400,000   Unisource Energy Corp., Cv.,
                 4.500%, 03/01/35 (b)...............     451,000
                                                    ------------
                                                       1,417,655
                                                    ------------
               EQUIPMENT AND SUPPLIES -- 0.0%
      10,000   Regal - Beloit Corp., Sub. Deb. Cv.,
                 2.750%, 03/15/24...................      18,325
                                                    ------------
               FINANCIAL SERVICES -- 0.3%
     500,000   Conseco Inc., Cv. (STEP),
                 3.500%, 09/30/35 (b)...............     479,375
                                                    ------------
               HEALTH CARE -- 5.3%
     150,000   Advanced Medical Optics Inc.,
                 Sub. Deb. Cv.,
                 3.250%, 08/01/26...................     141,563
   8,000,000   ICOS Corp., Sub. Deb. Cv.,
                 2.000%, 07/01/23...................   7,970,000
     150,000   Sabratek Corp., Sub. Deb. Cv.,
                 6.000%, 04/16/07+ (a)(d)...........      84,763
                                                    ------------
                                                       8,196,326
                                                    ------------
               HOTELS AND GAMING -- 0.0%
      10,000   Hilton Hotels Corp., Cv.,
                 3.375%, 04/15/23...................      16,313
      10,000   Wynn Resorts Ltd.,
                 Sub. Deb. Cv.,
                 6.000%, 07/15/15 (b)...............      41,387
                                                    ------------
                                                          57,700
                                                    ------------
               MANUFACTURED HOUSING AND
               RECREATIONAL VEHICLES -- 0.1%
     100,000   Fleetwood Enterprises Inc.,
                 Sub. Deb. Cv.,
                 5.000%, 12/15/23 (b)...............      99,750
                                                    ------------
               REAL ESTATE -- 1.4%
               Palm Harbor Homes Inc., Cv.,
   1,550,000     3.250%, 05/15/24 (b) ..............   1,300,062
     950,000     3.250%, 05/15/24 ..................     796,813
                                                    ------------
                                                       2,096,875
                                                    ------------

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

  PRINCIPAL                                            MARKET
   AMOUNT                                              VALUE
  --------                                            -------
               CONVERTIBLE CORPORATE BONDS (CONTINUED)
               RETAIL -- 0.1%
  $   60,000   Costco Wholesale Corp.,
                 Sub. Deb. Cv.,
                 Zero Coupon, 08/19/17..............$     73,650
     100,000   Pier 1 Imports Inc., Cv. (STEP),
                 6.375%, 02/15/36...................      95,875
                                                    ------------
                                                         169,525
                                                    ------------
               TELECOMMUNICATIONS -- 0.0%
               AMNEX Inc., Sub. Deb. Cv.,
      30,000     8.500%, 09/25/49+ (a)(b)(c)(d) ....           0
      50,000     8.500%, 09/25/49+ (a)(d) ..........           0
      50,000   Commonwealth Telephone
                 Enterprises Inc., Cv.,
                 3.250%, 07/15/23...................      55,625
                                                    ------------
                                                          55,625
                                                    ------------
               WIRELESS COMMUNICATIONS -- 1.0%
   1,500,000   Nextel Communications Inc., Cv.,
                 5.250%, 01/15/10...................   1,496,250
                                                    ------------
               TOTAL CONVERTIBLE
                 CORPORATE BONDS....................  45,911,537
                                                    ------------
      SHARES
      ------
               CONVERTIBLE PREFERRED STOCKS -- 4.2%
               AEROSPACE -- 0.7%
       7,300   Northrop Grumman Corp.,
                 7.000% Cv. Pfd., Ser. B............   1,032,950
                                                    ------------
               BROADCASTING -- 0.7%
         100   Gray Television Inc.,
                 8.000% Cv. Pfd., Ser. C (a)(b)(c)..   1,000,000
                                                    ------------
               BUSINESS SERVICES -- 0.3%
      14,561   Interep National Radio Sales Inc.,
                 4.000% Cv. Pfd., Ser. A+ (a)(b)(c).     509,637
      20,000   Key3Media Group Inc.,
                 5.500% Cv. Pfd., Ser. B+ (a).......         117
                                                    ------------
                                                         509,754
                                                    ------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
         800   Lucent Technologies Capital Trust I,
                 7.750% Cv. Pfd.....................     828,600
                                                    ------------
               ENERGY AND UTILITIES -- 0.6%
       6,000   AES Trust III,
                 6.750% Cv. Pfd.....................     301,440
         500   El Paso Corp.,
                 4.990% Cv. Pfd. (b)................     641,277
         300   El Paso Energy Capital Trust I,
                 4.750% Cv. Pfd., Ser. C............      12,000
                                                    ------------
                                                         954,717
                                                    ------------

                                                       MARKET
   SHARES                                              VALUE
  --------                                            -------
               ENTERTAINMENT -- 0.5%
       2,000   Metromedia International Group Inc.,
                 7.250% Cv. Pfd.+...................$     95,100
      29,400   Six Flags Inc.,
                 7.250% Cv. Pfd., Ser. B............     687,960
                                                    ------------
                                                         783,060
                                                    ------------
               FINANCIAL SERVICES -- 0.0%
         100   Alleghany Corp., 5.750% Cv. Pfd. ....      35,038
                                                    ------------
               TELECOMMUNICATIONS -- 0.4%
      14,400   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B............     673,200
                                                    ------------
               TRANSPORTATION -- 0.4%
       2,500   GATX Corp.,
                 $2.50 Cv. Pfd. ....................     600,112
                                                    ------------
               TOTAL CONVERTIBLE
                 PREFERRED STOCKS...................   6,417,431
                                                    ------------

               COMMON STOCKS -- 43.0%
               AEROSPACE -- 0.3%
      52,500   Rolls-Royce Group plc+...............     510,619
   3,108,000   Rolls-Royce Group plc, Cl. B.........       6,269
                                                    ------------
                                                         516,888
                                                    ------------
               AUTOMOTIVE -- 1.8%
     100,000   ADESA Inc............................   2,763,000
                                                    ------------
               AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.1%
      35,000   Genuine Parts Co.....................   1,715,000
                                                    ------------
               BROADCASTING -- 0.0%
       5,000   Emmis Communications Corp., Cl. A          42,200
                                                    ------------
               BUSINESS SERVICES -- 1.9%
      38,700   GP Strategies Corp.+.................     352,170
     345,800   Trans-Lux Corp.......................   2,541,630
                                                    ------------
                                                       2,893,800
                                                    ------------
               CABLE AND SATELLITE -- 0.1%
       5,000   Rogers Communications Inc., Cl. B ...     163,800
                                                    ------------
               COMMUNICATIONS EQUIPMENT -- 0.4%
      30,000   Corning Inc.+........................     682,200
                                                    ------------
               COMPUTER HARDWARE -- 0.9%
      14,000   International Business
                 Machines Corp. ....................   1,319,640
                                                    ------------
               COMPUTER SOFTWARE AND SERVICES -- 2.2%
      65,000   Hyperion Solutions Corp.+............   3,368,950
       2,000   Microsoft Corp.......................      55,740
                                                    ------------
                                                       3,424,690
                                                    ------------

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                       MARKET
   SHARES                                              VALUE
  --------                                            -------
               COMMON STOCKS (CONTINUED)
               CONSUMER PRODUCTS -- 0.9%
      10,000   Avon Products Inc....................$    372,600
      10,000   Swedish Match AB.....................     178,653
      20,000   The Scotts Miracle-Gro Co., Cl. A         880,600
                                                    ------------
                                                       1,431,853
                                                    ------------
               DIVERSIFIED INDUSTRIAL -- 1.1%
      40,000   General Electric Co..................   1,414,400
      36,000   WHX Corp.+...........................     306,000
                                                    ------------
                                                       1,720,400
                                                    ------------
               ELECTRONICS -- 0.3%
      20,000   Intel Corp...........................     382,600
                                                    ------------
               ENERGY AND UTILITIES -- 11.0%
       7,000   Anadarko Petroleum Corp..............     300,860
      10,000   BP plc, ADR..........................     647,500
       4,000   Cameron International Corp.+.........     251,160
       2,700   CH Energy Group Inc..................     131,463
      17,000   Chevron Corp.........................   1,257,320
       5,000   ConocoPhillips.......................     341,750
       2,000   Devon Energy Corp....................     138,440
      25,000   Exxon Mobil Corp.....................   1,886,250
       6,000   FPL Group Inc........................     367,020
       2,000   Giant Industries Inc.+...............     151,300
      25,000   Great Plains Energy Inc..............     811,250
      20,000   Halliburton Co.......................     634,800
      10,000   Hydril Co.+..........................     962,400
      30,000   Kinder Morgan Inc....................   3,193,500
      43,000   Mirant Corp.+........................   1,739,780
   1,200,000   Mirant Corp. Escrow+ (a).............           0
       4,000   National Fuel Gas Co.................     173,040
      20,000   Northeast Utilities..................     655,400
      10,000   Progress Energy Inc., CVO+...........       3,200
      20,000   Royal Dutch Shell plc, Cl. A, ADR ...   1,326,000
       7,000   SJW Corp.............................     283,360
      23,000   TXU Corp.............................   1,474,300
      10,000   Xcel Energy Inc......................     246,900
                                                    ------------
                                                      16,976,993
                                                    ------------
               EQUIPMENT AND SUPPLIES -- 0.2%
       8,000   Mueller Industries Inc...............     240,800
                                                    ------------
               FINANCIAL SERVICES -- 7.4%
       4,000   AllianceBernstein Holding LP.........     354,000
      35,000   American Express Co..................   1,974,000
       1,500   Ameriprise Financial Inc.............      85,710
      45,000   Citigroup Inc........................   2,310,300
       2,000   Compass Bancshares Inc...............     137,600
     165,000   Realogy Corp.+.......................   4,885,650
      50,000   TD Banknorth Inc.....................   1,608,000
                                                    ------------
                                                      11,355,260
                                                    ------------

                                                       MARKET
   SHARES                                              VALUE
  --------                                            -------
               FOOD AND BEVERAGE -- 3.1%
       4,000   Anheuser-Busch Companies Inc.........$    201,840
      10,000   Cadbury Schweppes plc, ADR...........     513,700
       4,000   Dean Foods Co.+......................     186,960
      23,000   General Mills Inc....................   1,339,060
     213,860   Parmalat SpA, GDR+ (b)...............     915,235
         958   Pernod-Ricard SA.....................     194,290
      30,000   The Coca-Cola Co.....................   1,440,000
                                                    ------------
                                                       4,791,085
                                                    ------------
               HEALTH CARE -- 2.7%
       1,000   Biosite Inc.+........................      83,970
      22,000   Eli Lilly & Co.......................   1,181,620
       8,000   Merck & Co. Inc......................     353,360
      73,000   Pfizer Inc...........................   1,843,980
      15,000   Schering-Plough Corp.................     382,650
       6,000   UnitedHealth Group Inc...............     317,820
                                                    ------------
                                                       4,163,400
                                                    ------------
               HOTELS AND GAMING -- 1.4%
     273,037   Ladbrokes plc........................   2,162,610
                                                    ------------
               METALS AND MINING -- 0.0%
       1,000   Peabody Energy Corp. ................      40,240
                                                    ------------
               PUBLISHING -- 0.0%
       1,000   Idearc Inc...........................      35,100
                                                    ------------
               REAL ESTATE -- 3.2%
     150,000   New Plan Excel Realty Trust..........   4,954,500
                                                    ------------
               RETAIL -- 0.5%
       5,000   Costco Wholesale Corp................     269,200
       5,000   The Home Depot Inc...................     183,700
       5,000   Wal-Mart Stores Inc..................     234,750
                                                    ------------
                                                         687,650
                                                    ------------
               SPECIALTY CHEMICALS -- 0.9%
      40,000   MacDermid Inc........................   1,394,800
                                                    ------------
               TELECOMMUNICATIONS -- 1.2%
      12,000   Philippine Long Distance
                 Telephone Co., ADR.................     633,600
      30,000   Verizon Communications Inc...........   1,137,600
                                                    ------------
                                                       1,771,200
                                                    ------------
               TRANSPORTATION -- 0.4%
       5,000   GATX Corp............................     239,021
       4,400   General Maritime Corp................     127,072
       5,000   Laidlaw International Inc............     173,000
                                                    ------------
                                                         539,093
                                                    ------------
               WIRELESS COMMUNICATIONS -- 0.0%
          49   Winstar Communications Inc.+ (a).....           0
                                                    ------------
               TOTAL COMMON STOCKS..................  66,168,802
                                                    ------------

               See accompanying notes to schedule of investments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2007 (UNAUDITED)

                                                       MARKET
   SHARES                                              VALUE
  --------                                            -------
               PREFERRED STOCKS -- 0.0%
               TELECOMMUNICATIONS -- 0.0%
       3,679   PTV Inc., 10.000% Pfd., Ser. A ......$     16,004
                                                    ------------
   PRINCIPAL
    AMOUNT
   -------
               CORPORATE BONDS -- 0.5%
               DIVERSIFIED INDUSTRIAL -- 0.5%
 $ 1,122,500   GP Strategies Corp., Sub. Deb.,
                 6.000%, 08/14/08 (a)(c)............     755,557
                                                    ------------

    SHARES
   --------
               WARRANTS -- 0.4%
               BUSINESS SERVICES -- 0.0%
      87,500   Interep National Radio Sales Inc.,
                 expire 05/06/07+ (a)(b)(c).........           0
                                                    ------------
               CONSUMER PRODUCTS -- 0.0%
       4,331   Pillowtex Corp.,
                 expire 11/24/09+ (a) ..............           0
                                                    ------------
               DIVERSIFIED INDUSTRIAL -- 0.4%
     112,431   GP Strategies Corp.,
                 expire 08/14/08+ (a)(c)............     410,837
     379,703   National Patent Development Corp.,
                 expire 08/14/08+ (a)(c)............     234,381
      11,220   WHX Corp., expire 02/28/08+..........       4,208
                                                    ------------
                                                         649,426
                                                    ------------
               FOOD AND BEVERAGE -- 0.0%
       1,300   Parmalat SpA, GDR,
                 expire 12/31/15+ (a)(b)(c).........           0
                                                    ------------
               TOTAL WARRANTS.......................     649,426
                                                    ------------
  PRINCIPAL
   AMOUNT
  --------
               U.S. GOVERNMENT OBLIGATIONS -- 22.1%
 $34,093,000   U.S. Treasury Bills,
                 5.009% to 5.153%++,
                 04/12/07 to 09/06/07...............  33,926,803
                                                    ------------

   TOTAL INVESTMENTS -- 100.0%
     (Cost $146,521,450)............................$153,845,560
                                                    ============

   --------------
            Aggregate book cost.....................$146,845,211
                                                    ============
            Gross unrealized appreciation...........$ 11,020,165
            Gross unrealized depreciation...........  (4,019,816)
                                                    ------------
            Net unrealized appreciation
              (depreciation) .......................$  7,000,349
                                                    ============

   --------------
  (a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $2,995,292 or 1.95% of total investments.
  (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of Rule 144A securities amounted to $5,619,664 or 3.65% of total investments. Except as noted in (c), these securities are liquid.
  (c) At March 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $2,910,412 or 1.89% of total investments, which were valued under methods approved by the Board as follows:

 ACQUISITION
   SHARES/                                                          03/31/2007
  PRINCIPAL                              ACQUISITION ACQUISITION  CARRYING VALUE
   AMOUNT      ISSUER                        DATE        COST       PER UNIT
   --------    ------                       ------      ------      --------
 $    50,000   AMNEX Inc.,
                 8.500%, 09/25/49 ........ 09/15/97  $   48,800             --
   1,122,500   GP Strategies Corp.
                 Sub Dev.,
                 6.000%, 08/14/08 ........ 08/14/03     764,947   $    67.3102
     112,431   GP Strategies Corp.
                 Warrants expire
                 08/14/08 ................ 08/08/03     272,932         3.6541
         100   Gray Television Inc.,
                 8.000% Cv. Pfd.,
                 Ser. C .................. 04/22/02   1,000,000    10,000.0000
      14,561   Interep National
                 Radio Sales Inc.,
                 4.000% Cv. Pfd.,
                 Ser. A .................. 05/03/02   1,347,184        35.0001
      87,500   Interep National
                 Radio Sales Inc.
                 Warrants expire
                 05/06/07 ................ 05/03/02          --             --
     379,703   National Patent
                 Development Corp.
                 Warrants expire
                 08/14/08 ................ 11/24/04          --         0.6173
       1,300   Pamalat SpA GDR,
                 Warrants expire
                 12/31/15 ................ 11/09/05          --             --

  (d)  Security in default.
  +    Non-income producing security.
  ++   Represents annualized yield at date of purchase.
  ADR  American Depository Receipt
  CVO  Contingent Value Obligation
  GDR  Global Depository Receipt
  STEP Step coupon bond. The rate disclosed is that in effect at March 31, 2007.

                See accompanying notes to schedule ofinvestments.

             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                  NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)


SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.

                             DIRECTORS AND OFFICERS
             THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

DIRECTORS                                         OFFICERS

Mario J. Gabelli, CFA                             Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,               PRESIDENT
   GAMCO INVESTORS, INC.
                                                  Peter D. Goldstein
E. Val Cerutti                                       CHIEF COMPLIANCE OFFICER
   CHIEF EXECUTIVE OFFICER,
   CERUTTI CONSULTANTS, INC.                      Laurissa M. Martire
                                                     VICE PRESIDENT & OMBUDSMAN
Anthony J. Colavita
   ATTORNEY-AT-LAW,                               James E. McKee
   ANTHONY J. COLAVITA, P.C.                         SECRETARY

Dugald A. Fletcher                                Agnes Mullady
   PRESIDENT, FLETCHER & COMPANY, INC.               TREASURER

Anthony R. Pustorino                              INVESTMENT ADVISER
   CERTIFIED PUBLIC ACCOUNTANT,                   Gabelli Funds, LLC
   PROFESSOR EMERITUS, PACE UNIVERSITY            One Corporate Center
                                                  Rye, New York 10580-1422
Werner J. Roeder, MD
   MEDICAL DIRECTOR,                              CUSTODIAN
   LAWRENCE HOSPITAL                              State Street Bank and Trust Company

Anthonie C. van Ekris                             COUNSEL
   CHAIRMAN, BALMAC INTERNATIONAL, INC.           Skadden, Arps, Slate, Meagher & Flom LLP

Salvatore J. Zizza                                TRANSFER AGENT AND REGISTRAR
   CHAIRMAN, ZIZZA & CO., LTD.                    Computershare Trust Company, N.A.

                                                  STOCK EXCHANGE LISTING
                                                                              Common      6.00% Preferred
                                                                              ------      ---------------
                                                  NYSE-Symbol:                  GCV           GCV PrB
                                                  Shares Outstanding:       12,396,090        990,800

                                                  The Net Asset Value per share
                                                  appears in the Publicly Traded
                                                  Funds column, under the heading
                                                  "Convertible Securities Funds,"
                                                  in Monday's The Wall Street
                                                  Journal. It is also listed in
                                                  Barron's Mutual Funds/Closed
                                                  End Funds section under the
                                                  heading "Convertible Securities
                                                  Funds."

                                                  The Net Asset Value per share
                                                  may be obtained each day by
                                                  calling (914) 921-5070.



--------------------------------------------------------------------------------
 For  general   information   about  the  Gabelli   Funds,   call   800-GABELLI
 (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund's shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its Series B Cumulative Preferred Stock in the open market when the shares are trading at a discount to the Liquidation Value of $25.00.
--------------------------------------------------------------------------------

THE GABELLI CONVERTIBLE AND
INCOME SECURITIES FUND INC.
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                      FIRST QUARTER REPORT
                                                      MARCH 31, 2007




                                                                     GCV Q1/2007

ITEM 2. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Convertible and Income Securities Fund Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     May 22, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Agnes Mullady
                         -------------------------------------------------------
                          Agnes Mullady, Principal Financial Officer & Treasurer


Date     May 22, 2007
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.